Impairment charges / (reversals) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impairment Charges / (Reversals)

Impairment charges/(reversals) comprise:	2018	2017	2016
Impairment charges on financial assets, excluding receivables	71	70	110
Impairment reversals on financial assets, excluding receivables	(39)	(32)	(58)
Impairment charges and reversals on non-financial assets and receivables	46	4	43
Total	78	42	95

Summary of Impairment Charges on Financial Assets, Excluding Receivables
Impairment charges on financial assets, excluding receivables, from:	2018	2017	2016
Shares	5	2	1
Debt securities and money market instruments	30	17	53
Loans	35	50	23
Other	-	-	33
Total	71	70	110

Summary of Impairment Reversals on Financial Assets, Excluding Receivables
Impairment reversals on financial assets, excluding receivables, from:	2018	2017	2016
Debt securities and money market instruments	(34)	(17)	(42)
Loans	(3)	(13)	(14)
Other	(2)	(2)	(2)
Total	(39)	(32)	(58)